Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000031720
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Variable Fund
Trading Symbol	FEOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$144	1.21%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Variable Fund | $20,816	MSCI EAFE Index | $21,959
Dec-2015	9,999.99	10,000
Jan-2016	9,613.05	9,277
Feb-2016	9,774.28	9,107
Mar-2016	10,282.14	9,699
Apr-2016	10,673.11	9,980
May-2016	10,483.67	9,890
Jun-2016	10,556.22	9,558
Jul-2016	10,931.07	10,042
Aug-2016	10,862.55	10,049
Sep-2016	10,947.19	10,173
Oct-2016	10,846.43	9,965
Nov-2016	10,435.3	9,766
Dec-2016	10,516.96	10,100
Jan-2017	10,905.71	10,393
Feb-2017	11,009.1	10,542
Mar-2017	11,199.34	10,832
Apr-2017	11,306.87	11,107
May-2017	11,571.55	11,515
Jun-2017	11,505.38	11,495
Jul-2017	11,674.94	11,826
Aug-2017	11,736.97	11,822
Sep-2017	11,811.42	12,116
Oct-2017	11,956.16	12,300
Nov-2017	12,005.79	12,429
Dec-2017	12,049.78	12,628
Jan-2018	12,441.14	13,262
Feb-2018	11,901.93	12,663
Mar-2018	11,919.32	12,435
Apr-2018	11,993.25	12,719
May-2018	11,845.4	12,433
Jun-2018	11,675.8	12,281
Jul-2018	11,814.96	12,584
Aug-2018	11,567.09	12,341
Sep-2018	11,658.41	12,448
Oct-2018	11,053.96	11,457
Nov-2018	11,036.57	11,442
Dec-2018	10,778.59	10,887
Jan-2019	11,341.9	11,602
Feb-2019	11,531.24	11,898
Mar-2019	11,621.18	11,973
Apr-2019	11,829.47	12,310
May-2019	11,488.64	11,719
Jun-2019	12,113.49	12,414
Jul-2019	11,957.28	12,256
Aug-2019	12,009.35	11,939
Sep-2019	12,203.43	12,281
Oct-2019	12,350.17	12,722
Nov-2019	12,293.37	12,866
Dec-2019	12,651.75	13,284
Jan-2020	12,327.47	13,006
Feb-2020	11,605.21	11,831
Mar-2020	10,386.72	10,252
Apr-2020	11,187.58	10,914
May-2020	11,477.47	11,389
Jun-2020	11,688.74	11,777
Jul-2020	12,067.06	12,051
Aug-2020	12,356.95	12,671
Sep-2020	12,209.55	12,342
Oct-2020	11,954.06	11,849
Nov-2020	13,034.98	13,686
Dec-2020	13,518.75	14,322
Jan-2021	13,381.34	14,169
Feb-2021	13,270.36	14,487
Mar-2021	13,640.3	14,820
Apr-2021	13,957.39	15,266
May-2021	14,538.73	15,764
Jun-2021	14,221.64	15,587
Jul-2021	14,211.07	15,704
Aug-2021	14,179.36	15,981
Sep-2021	13,777.71	15,517
Oct-2021	14,057.81	15,899
Nov-2021	13,603.31	15,159
Dec-2021	14,119.24	15,935
Jan-2022	13,969.37	15,165
Feb-2022	13,953.32	14,897
Mar-2022	13,942.61	14,993
Apr-2022	13,343.16	14,023
May-2022	13,487.67	14,128
Jun-2022	12,679.48	12,817
Jul-2022	12,936.39	13,456
Aug-2022	12,390.46	12,817
Sep-2022	11,550.16	11,618
Oct-2022	11,887.35	12,242
Nov-2022	13,043.43	13,621
Dec-2022	12,966.24	13,632
Jan-2023	13,882.81	14,736
Feb-2023	13,345.71	14,429
Mar-2023	13,830.27	14,786
Apr-2023	14,052.11	15,204
May-2023	13,509.18	14,560
Jun-2023	13,906.16	15,223
Jul-2023	14,163.04	15,715
Aug-2023	13,766.05	15,113
Sep-2023	13,287.33	14,597
Oct-2023	13,118.03	14,005
Nov-2023	13,812.76	15,305
Dec-2023	14,272.76	16,118
Jan-2024	14,133.82	16,211
Feb-2024	14,298.02	16,508
Mar-2024	14,752.73	17,051
Apr-2024	14,645.37	16,614
May-2024	15,156.91	17,258
Jun-2024	14,860.09	16,979
Jul-2024	15,535.83	17,477
Aug-2024	16,041.07	18,046
Sep-2024	16,363.15	18,212
Oct-2024	15,933.7	17,222
Nov-2024	15,693.72	17,124
Dec-2024	15,142.74	16,735
Jan-2025	15,808.99	17,614
Feb-2025	16,294.13	17,956
Mar-2025	16,798.67	17,883
Apr-2025	17,361.43	18,702
May-2025	17,717.19	19,558
Jun-2025	18,105.3	19,989
Jul-2025	17,969.47	19,708
Aug-2025	18,739.22	20,549
Sep-2025	19,625.4	20,942
Oct-2025	19,948.82	21,188
Nov-2025	20,317.53	21,320
Dec-2025	20,816.09	21,959

Average Annual Return [Table Text Block]

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
First Eagle Overseas Variable Fund	37.47%	9.02%	7.61%
MSCI EAFE Index	31.22%	8.92%	8.18%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 258,539,460
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,224,952
InvestmentCompanyPortfolioTurnover	18.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$258,539,460 Number of Portfolio Holdings122 Portfolio Turnover Rate18.57% Net Investment Advisory Fees(net of waivers and reimbursements)$1,224,952
Holdings [Text Block]
Value	Value
Common Stocks	81.5%
Commodities	16.9%
Short-Term Investments	1.6%Footnote Reference1
Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	0.7%
Real Estate	2.6%
Health Care	3.9%
Materials	5.7%
Energy	5.8%
Information Technology	6.9%
Consumer Discretionary	10.9%
Industrials	12.9%
Financials	13.5%
Commodities	16.9%
Consumer Staples	18.6%
United StatesFootnote Reference5	16.9%
Japan	14.3%
United Kingdom	13.3%
Canada	7.1%
South Korea	6.7%
France	5.2%
Switzerland	4.9%
Hong Kong	4.4%
China	3.5%
Germany	3.5%
OthersFootnote Reference6	18.6%
Short-Term Investments	1.6%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	16.8%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.8%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Prosus NV (Broadline Retail, China)	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.2%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Merck KGaA (Pharmaceuticals, Germany)	1.9%
FANUC Corp. (Machinery, Japan)	1.8%
Total	37.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.firsteagle.com/first-eagle-fund-shareholder-reports or by contacting us at 800.334.2143 or your insurance company. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by BCP CC Holdings L.P.